ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

YishengBio Co., Ltd (“YS Biopharma”) was incorporated under the laws of Cayman Islands as an exempted company with limited liability in November 2020. It owns three companies and their subsidiaries that were incorporated in the United States of America (“US”), Singapore, Hong Kong  and the People’s  Republic of  China (“China” or the “PRC”) (collectively,  the “Company” or “YS  Group”). YS  Group  is principally engaged in the research, development, manufacturing and sale of  vaccines and therapeutic biologics. It developed a  PIKA immunomodulating technology platform and a series of  product candidates targeting rabies,  hepatitis      B, influenza and other indications. It is also conducting the production and sale of YSJA™ (依生君安™) rabies vaccine, the first aluminum-free lyophilized rabies vaccine that was launched in China.

Prior to the business reorganization that was completed in February 2021, YS Group conducted its business under Yisheng Biopharma Co., Ltd (“Yisheng Biopharma”), a Cayman Islands company established in April 2010, as an offshore holding company used by its shareholders to hold and control its business operation. Before or after the reorganization, both YS Biopharma and Yisheng Biopharma are controlled by the same major shareholder, Yi Zhang, founder and chairman of YS Group and Yisheng Biopharma.

In February 2021, YS Group’s business and technology segments were separated and spun-off from the parent company of Yisheng Biopharma Co., Ltd. by way of a series of corporate and business restructuring. In connection with such restructuring, YishengBio (Hong Kong) Holdings Limited (“HK YishengBio”) and Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”) were established under the laws of Hong Kong in December 2020 and the PRC in February 2021, respectively. In January 2021 and February 2021, Liaoning Yisheng Bio-Pharma Co., Ltd. (“Liaoning Yisheng”) and Beijing Yisheng became wholly-owned subsidiaries of HK YishengBio. In December 2020, YS Biopharma issued shares and entered into shareholders agreement with the then shareholders of Yisheng Biopharma to substantially mirror their respective interests in Yisheng Biopharma to YS Biopharma. In January 2021, YS Biopharma acquired all the equity interests of Yisheng US Biopharma Inc. (“US Yisheng”) and Yisheng Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”) from Yisheng Biopharma, both of which became wholly-owned subsidiaries of YS Biopharma. In  February 2021, Beijing Yisheng acquired all the relevant assets and business from a subsidiary of Yisheng Biopharma. The restructuring was completed in February 2021. After the reorganization, there is no equity relationship, no business activities and no business relevance or competition between Yisheng Biopharma and YS Biopharma, and both are controlled by the same shareholder, Yi Zhang.

YS Group’s current legal entity structure is as follows:

As of the date of this report, YS Group is consisted of the following legal entities:

Legal Entity	Nature of Operations	Date of Incorporation	Place of Incorporation
YishengBio Co., Ltd (“YS Biopharma”)	Holding Company	November 16, 2020	Cayman Islands
YishengBio (Hong Kong) Holdings Limited (“HK YishengBio”)	Holding Company	December 28, 2020	Hong Kong
Yisheng Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”)*	Research and development of vaccines and therapeutic biologics	November 28, 2009	Singapore
Yisheng US Biopharma Inc. (“US Yisheng”)	Research of vaccines and therapeutic biologics	September 29, 2009	US
Liaoning Yisheng Bio-Pharma Co., Ltd. (“Liaoning Yisheng”)**	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	May 26, 1994	PRC
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”)	Research and development of vaccines and therapeutic biologics	February 4, 2021	PRC
*	Singapore Yisheng was incorporated November 28, 2009, and acquired by YS Group in fiscal 2011.
**	Liaoning Yisheng was incorporated May 26, 1994, and acquired by YS Group in fiscal 2005.